As filed with the Securities and Exchange Commission on May 8, 2018

Securities Act Registration No. 333-206491

Investment Company Act Reg. No. 811-23089

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☐

(Check appropriate box or boxes.)

M3Sixty Funds Trust

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100

Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

 (Name and Address of Agent for Service)

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the final tax opinions and other exhibits for the Cognios Market Neutral Large Cap Fund and incorporates by reference the Prospectus and Statement of Additional Information filed on May 7, 2018 (Accession Number: 0001387131-18-001940).

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”).[1]

(a)(2)	Amendment No. 1, dated August 17, 2016, to Trust Instrument.[2]

(b)	By-Laws.[3]

(b)(1)	Amendment No. 1, dated August 17, 2016, to Bylaws.[3]

(c)	Articles II, VI, VII, VIII and IX of the Trust Instrument, Exhibit 28(a) hereto, and Articles II, VIII and IX of the By-Laws, Exhibit 28(b) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Investment Advisory Agreement, dated September 19, 2016, between the Registrant, on behalf of Cognios Large Cap Value Fund and Cognios Large Cap Growth Fund (the “Cognios Funds”), and Cognios Capital, LLC.[4]

(d)(2)	Investment Advisory Agreement, dated January 31, 2018, between the Registrant, on behalf of Cognios Market Neutral Large Cap Fund (the “Cognios Market Neutral Fund,” together with the Cognios Funds, the “Cognios Capital Funds”)), and Cognios Capital, LLC.[10]

(d)(3)	Amendment to the Investment Advisory Agreement, dated May 7, 2018, between the Registrant, on behalf of Cognios Market Neutral Fund and Cognios Capital, LLC.[12]

(e)(1)	Distribution Agreement, dated April 16, 2018, between the Registrant, on behalf of the Cognios Capital Funds, and ALPS Distributors, Inc.[11]

(f)	Not Applicable.

(g)(1)	Custodian Agreement, dated September 8, 2016, between the Registrant, on behalf of the Cognios Funds, and MUFG Union Bank, N.A.[3]

(g)(2)	Amendment, dated May 7, 2018, to Custodian Agreement, dated September 8, 2016, between the Registrant, on behalf of the Cognios Capital Fund, and MUFG Union Bank, N.A.[11]

(h)(1)	Amended and Restated Investment Company Services Agreement, dated May 7, 2018, between the Registrant, on behalf of the Cognios Capital Funds, and M3Sixty Administration, LLC.[12]

(h)(2)	Expense Limitation Agreement, dated September 19, 2016, between the Registrant, on behalf of the Cognios Funds, and Cognios Capital, LLC.[4]

(h)(3)	Expense Limitation Agreement, dated May 7, 2018, between the Registrant, on behalf of the Cognios Market Neutral Fund, and Cognios Capital, LLC.[12]

(i)(1)	Opinion and Consent of Graydon Head & Ritchey LLP, dated September 23, 2016, regarding the legality of securities registered with respect to the Cognios Funds.[3]

(i)(2)	Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Cognios Funds.[9]

(i)(3)	Opinion and Consent of Practus, LLP, dated May 3, 2018, regarding the legality of the securities registered with respect to the Cognios Market Neutral Fund.[11]

(i)(4)	Opinion and Consent of Practus, LLP, dated May 7, 2018 regarding tax matters for the reorganization of the Cognios Market Neutral Fund from the ALPS Series Trust into the Registrant.[12]

(j)(1)	Consent of Independent Registered Public Accounting Firm with respect to the Cognios Funds.[9]

(j)(2)	Consent of Alpha Performance Verification Services with respect to the Cognios Market Neutral Fund.[8]

(j)(3)	Consent of ACA Performance Services, LLC with respect to the Cognios Funds.[9]

(j)(4)	Consent of Independent Registered Public Accounting Firm (Cohen & Company, Ltd.) with respect to the Cognios Market Neutral Fund.[11]

(j)(5)	Consent of Independent Registered Public Accounting Firm (BBD, LLP).[11]

(k)	Not applicable.

(l)	Form of Initial Subscription Agreement.[3]

(m)(1)	Plan of Distribution Pursuant to Rule 12b-1, dated September 19, 2016, for the Cognios Funds.[3]

(m)(2)	Plan of Distribution Pursuant to Rule 12b-1, dated January 31, 2018, for the Cognios Market Neutral Fund.[11]

(n)(1)	Rule 18f-3 Multi-Class Plan, dated September 19, 2016, as amended January 31, 2018, for the Cognios Capital Funds.[11]

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.[3]

(p)(2)	Code of Ethics for Cognios Capital, LLC.[3]

(q)	Copy of Power of Attorney.[3]

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed August 20, 2015.
2.	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed August 19, 2016.
3.	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A filed September 23, 2016.
4.	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A filed September 28, 2016.
5.	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 5 to Registration Statement on Form N-1A filed September 30, 2016.
6.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 to Registration Statement on Form N-1A filed February 6, 2017.
7.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to Registration Statement on Form N-1A filed October 30, 2017.
8.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed February 1, 2018.
9.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9 to Registration Statement on Form N-1A filed March 30, 2018.
10.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Registration Statement on Form N-14 filed April 19, 2018.
11.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 to Registration Statement on Form N-1A filed May 3, 2018.
12.	Filed herewith.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
Cognios Capital, LLC	801-77198

ITEM 32.	Principal Underwriters

(a)	The principal underwriter and distributor for Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund and Cognios Market Neutral Large Cap Fund, series portfolios of the Registrant, is ALPS Distributors, Inc. To the best of the Registrant’s knowledge, ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, Acacia Trust, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income Plus Real Estate Fund, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Mutual Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Elevation ETF Trust, ETFS Trust, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Northern Lights Fund Trust (on behalf of the 13D Activist Fund), NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-ADV, NorthStar Real Estate Capital Income Fund-C, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Total Income + Real Estate Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b)	To the best of the Registrant’s knowledge, the table below provides information for each director, officer or partner of the ALPS Distributors, Inc., the principal underwriter of the Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund and Cognios Market Neutral Large Cap Fund:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Bradley J. Swenson	Senior Vice President, Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at its principal executive offices 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of (i) the Registrant's Custodian, MUFG Union Bank, N.A., 350 California Street, Suite 2018, San Francisco, CA 94104, and (ii) the Registrant’s Administrator and Transfer Agent, M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Such records may also be maintained with the investment adviser to each portfolio series of the Registrant:

Cognios Capital, LLC, 11250 Tomahawk Creek Parkway, Leawood, KS 66211.

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 13 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fairway, and State of Kansas, on this 8th day of May, 2018.

M3Sixty Funds Trust

By:	/s/ Randall K. Linscott
Randall K. Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		May 8, 2018
Kelley J. Brennan, Trustee		Date
*		May 8, 2018
Steven D. Poppen, Trustee		Date
*		May 8, 2018
Tobias Caldwell		Date

/s/ Randall K. Linscott		May 8, 2018
Randall K. Linscott, President and Trustee		Date
/s/ Justin J. Thompson		May 8, 2018
Justin J. Thompson, Treasurer		Date
* By:	/s/ Randall K. Linscott	May 8, 2018
Randall K. Linscott, Attorney-in-Fact		Date

EXHIBITS

(d)(3)	Amendment to the Investment Advisory Agreement, dated May 7, 2018, between the Registrant, on behalf of Cognios Market Neutral Fund and Cognios Capital, LLC.

(h)(1)	Amended and Restated Investment Company Services Agreement, dated May 7, 2018, between the Registrant, on behalf of the Cognios Capital Funds, and M3Sixty Administration, LLC.

(h)(3)	Expense Limitation Agreement, dated May 7, 2018, between the Registrant, on behalf of the Cognios Market Neutral Fund, and Cognios Capital, LLC.

(i)(4)	Opinion and Consent of Practus, LLP, dated May 7, 2018 regarding tax matters for the reorganization of the Cognios Market Neutral Fund from the ALPS Series Trust into the Registrant.